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Defined Technology Portfolio[SM]










                                                     Merrill Lynch
                                                       100 Technology
                                                          Index















                                                       [ML Logo] Merrill Lynch

Merrilly Lynch
100 Technology
       Index

               The Merrill Lynch 100 Technology Index (ML 100 Index) is a benchmark for technology stocks. It offers a cross-section of 100 highly-capitalized technology stocks, covering important areas of this sector such as computer services, software, hardware, networking, data processing, telecommunications and semiconductors. The ML 100 Index also includes American Depositary Receipts (ADRs) for international exposure. The ML 100 Index follows strict quantitative rules to minimize subjectivity in stock selection, and only includes stocks that have been tested for liquidity. You can follow the ML 100 Index on the American Stock Exchange using symbol MLO.

THE TECHNOLOGY SECTOR o IT HAS BEEN CONSIDERED AN INVESTMENT FOR ONLY THOSE WITH THE MOST ROBUST OF TEMPERAMENTS. THIS SECTOR HAS SHOWN WALL STREET LOFTY HIGHS, AND HUMBLE LOWS. BUT WE BELIEVE THE TECHNOLOGY SECTOR OFFERS GREAT POTENTIAL FOR THE FUTURE.

      Defined Asset Funds[SM] gives you a convenient way
           to invest in the promise of technology with the new
                Select Series Defined Technology Portfolio.[SM]

Technology: Rebalanced

               The Defined Technology Portfolio offers you capital appreciation potential with a diversified portfolio of technology stocks. By applying a Rebalancing Model to the Merrill Lynch 100 Technology Index (ML 100 Index), this one-year Portfolio seeks to outperform the index by reweighting each stock to increase potential return, without increasing your risk. Each year Defined Asset Funds intends to apply the Rebalancing Model to the ML 100 Index, to create a new Portfolio.

The Enhanced Index Strategy

               The Defined Technology Portfolio follows a disciplined "buy and hold" Strategy for index enhancement. It rebalances the index to pursue enhanced returns without increasing risk. You can choose to roll your investment into the next Defined Technology Portfolio, if available, or you can redeem your investment. Although this is a one-year investment, we recommend you view your investment in the Portfolio as a long-term Strategy. For potentially more consistent results, we suggest you continue with this Strategy for at least three to five years.

               If your view of this industry sector should change, Defined Asset Funds offers you the flexibility to exchange your investment for another Select or Focus Series Portfolio, or other Equity Investor Series.

The Rebalancing Model

               Bernard V. Tew, Ph.D., Chairman of Q.E.D. Investments designed his quantitative model as a means for improving returns and controlling risks in speculative equity sectors. Dr. Tew, as Portfolio Consultant for the Defined Technology Portfolio, works together with Defined Asset Funds to apply the following stock selection process:

Define the Universe

               We begin by defining the universe of stocks. In this case, the ML 100 Index is used for its diversification within the technology sector, as well as its more highly capitalized stocks.

Reweight the Index

               Stocks in the ML 100 Index are then analyzed by the Portfolio Consultant for historical correlation relationships, to identify stocks whose prices and returns move inversely to one another. These relationships create a portfolio of stocks that complement each other and minmize the volatility.

Construct an Enhanced Portfolio

               The ML 100 Index is then balanced, stock by stock, from most attractive to least attractive. Stocks that are considered most attractive, those with the best prices relative to potential performance, are the most heavily weighted. Stocks with less attractive prices relative to returns are underweighted. This reweighting is designed to enhance potential return.

Rebalance the Portfolio

               Because the Model works best over a one-year period, Defined Asset Funds and the Portfolio Consultant plan to construct a new Portfolio each year. The Model will be reapplied to the ML 100 Index to determine the weightings for a new Defined Technology Portfolio.

Why Technology Now?

               Imagine your world without cable TV, a cellular phone or a home computer. How would your place of business operate without on-line services and networking capabilities? While technology companies have seen ups and downs, it's an industry that continues to redefine the way we live. Although, a number of stocks represented in the index have seen wide variations in performance over the last several years and others are recent I.P.O.s, this sector continues to have a long-term and growing impact on our future.



                  The Merrill Lynch 100 Technology Index

------------------------------------------------------------------------------------------------------------------------------
       Name of Issuer                             Ticker Symbol            Name of Issuer                        Ticker Symbol
1.     3Com Corporation                           COMS             51.     Intel Corporation                     INTC

2.     Adaptec, Inc.                              ADPT             52.     International Business Machines       IBM
                                                                           Corporation

3.     ADC Telecommunications, Inc.               ADCT             53.     Intuit, Inc.                          INTU

4.     Adobe Systems, Inc.                        ADBE             54.     Iomega Corporation                    IOM

5.     Advanced Fibre Communications, Inc.        AFCI             55.     Jabil Circuit, Inc.                   JBL

6.     Advanced Micro Devices, Inc.               AMD              56.     KLA-Tencor Corporation                KLAC

7.     Alcatel Alsthom(*)                         ALA              57.     Lexmark International Group, Inc.     LXK
                                                                           (Class A)

8.     Altera Corporation                         ALTR             58.     Linear Technology Corporation         LLTC

9.     Amazon.com, Inc.                           AMZN             59.     LSI Logic Corporation                 LSI

10.    America Online, Inc.                       AOL              60.     Lucent Technologies, Inc.             LU

11.    American Power Conversion Corporation      APCC             61.     Maxim Integrated Products, Inc.       MXIM

12.    AMP, Inc.                                  AMP              62.     Micron Technology, Inc.               MU

13.    Analog Devices, Inc.                       ADI              63.     Microsoft Corporation                 MSFT

14.    Andrew Corporation                         ANDW             64.     Molex, Inc.                           MOLX

15.    Apple Computer, Inc.                       AAPL             65.     Motorola, Inc.                        MOT

16.    Applied Materials, Inc.                    AMAT             66.     National Semiconductor Corporation    NSM

17.    Ascend Communications, Inc.                ASND             67.     Netscape Communications               NSCP
                                                                           Corporation

18.    ASM Lithography Holding N.V.(*)            ASMLF            68.     Network Associates, Inc.              NETA

19.    At Home Corporation                        ATHM             69.     Newbridge Networks Corporation(*)     NN

20.    Atmel Corporation                          ATML             70.     Nextel Communications, Inc.           NXTL
                                                                           (Class A)

21.    Autodesk, Inc.                             ADSK             71.     Nokia Corporation(*)                  NOKA

22.    Automatic Data Processing, Inc.            AUD              72.     Northern Telecom Limited(*)           NT

23.    Baan Company, N.V.(*)                      BAANF            73.     Novell, Inc.                          NOVL

24.    Bay Networks, Inc.                         BAY              74.     Oracle Corporation                    ORCL

25.    BMC Software, Inc.                         BMCS             75.     Parametric Technology Corporation     PMTC

26.    Cabletron Systems, Inc.                    CS               76.     Paychex, Inc.                         PAYX

27.    Cadence Design Systems, Inc.               CDN              77.     PeopleSoft, Inc.                      PSFT

28.    Cambridge Technology Partners, Inc.        CATP             78.     Philips Electronics N.V.(*)           PHG

29.    Ceridian Corporation                       CEN              79.     Platinum Technology, Inc.             PLAT

30.    CIENA Corporation                          CIEN             80.     QUALCOMM, Inc.                        QCOM

31.    Cisco Systems, Inc.                        CSCO             81.     Quantum Corporation                   QNTM

32.    Citrix Systems, Inc.                       CTXS             82.     SCI Systems, Inc.                     SCI

33.    Compaq Computer Corporation                CSC              83.     Seagate Technology, Inc.              SEG

34.    Computer Associates International, Inc.    CA               84.     Security Dynamics Technologies,       SDTI
                                                                           Inc.

35.    Computer Sciences Corporation              CSC              85.     Silicon Graphics, Inc.                SGI

36.    Compuware Corporation                      CPWR             86.     Solectron Corporation                 SLR

37.    Creative Technology Limited(*)             CREAF            87.     Storage Technology Corporation        STK

38.    Dell Computer Corporation                  DELL             88.     Sun Microsystems, Inc.                SUNW

39.    DSC Communications Corporation             DIGI             89.     Synopsys, Inc.                        SNPS

40.    ECI Telecommunications Limited(*)          ECILF            90.     Tech Data Corporation                 TECD

41.    Electronic Arts, Inc.                      ERTS             91.     Telefonaktiebolaget LM Ericsson(*)    ERICY

42.    Electronic Data Systems Corporation        EDS              92.     Tellabs, Inc.                         TLAB

43.    EMC Corporation                            EMC              93.     Teradyne, Inc.                        TER

44.    First Data Corporation                     FDC              94.     Texas Instruments, Inc.               TXN

45.    Fiserv, Inc.                               FISV             95.     Unisys Corporation                    UIS

46.    FORE Systems, Inc.                         FORE             96.     Vitesse Semiconductor Corporation     VTSS

47.    Gartner Group, Inc. (Class A)              GART             97.     Western Digital Corporation           WDC

48.    General Instrument Corporation             GIC              98.     Xerox Corporation                     XRX

49.    HBO & Company                              HBOC             99.     Xilinx, Inc.                          XLNX

50.    Hewlett-Packard Company                    HWP              100.    Yahoo!, Inc.                          YHOO


------------
   (*)   American Depositary Receipts (ADRs).  This is a foreign corporation;
dividends, if any, will be subject to withholding taxes.                                          Index as of 8/21/98


Defining Your Risks

The following are important facts to keep in mind when considering this investment. Please read them carefully. Your Financial Consultant will be happy to answer any questions you may have.

o There can be no assurance that the Portfolio will meet its objective.

o The Portfolio is designed for investors who can assume the risks associated with equity investments, and may not be appropriate for investors seeking capital preservation or high current income. U.S. equity markets have been at historically high levels, and no assurance can be given that these levels will continue.

o The Portfolio is composed of aggressive growth stocks that are subject to extreme price volatility, therefore, the Portfolio may be considered speculative.

o The Portfolio consists exclusively of stocks from the technology sector and should not be considered as a complete investment program.

o The Portfolio does not reflect any investment recommendations of the Sponsor.


Tax Reporting

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and, after the initial offering period, the charge for organization costs. In addition, the annual statement and the relevant tax reporting forms you receive at year end will be based on the amount paid to you, net of the deferred sales charge and, after the initial offering period, the charge for organization costs. Accordingly, you should not increase the tax basis in your units by these charges.

Generally, dividends and any gains will be subject to tax each year. Capital gains, if any, on assets held over a year will be taxed up to the maximum federal tax rate of 20%. However, on rollovers of future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are transferred to the new Portfolio.


Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last ten months of the Portfolio.

                                   As a % of Public         Amount Per
                                   Offering Price           1,000 Units

Initial Sales Charge                    1.00%                  $10.00

Deferred Sales Charge                   1.75%                  $17.50

Maximum Sales Charge                    2.75%                  $27.50
                                     ===================================
Estimated Annual Operating Expenses
(as a % of net assets)                  0.17%                   $1.68

Estimated Organization Costs $2.44


If you sell your units before termination, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial charge will be waived. You will only pay the deferred sales charge and operating expenses.


Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

      Amount                      Total Sales Charge as a % of
      Purchased                      Public Offering Price

Less than $50,000                             2.75%

$50,000 to $99,999                            2.50%

$100,000 to $249,999                          2.00%

$250,000 to $999,999                          1.75%

$1,000,000 to $4,999,999                      1.00%

$5,000,000 or more                             .60%


Invest in Technology Today!

You can start investing in technology with the Defined Technology Portfolio for just $250. Call your Financial Consultant for a free prospectus containing more complete information, including all charges and expenses. Pleas read the prospectus carefully before you invest.

Information contained herein is subject to amendment. A registration statement relating to this Portfolio has been filed with the Securities and Exchange Commission. Units of the Portfolio may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This brochure shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these stocks in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.


Defined Asset Funds

Buy With Knowledge o Hold With Confidence

Select Series

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Merrill Lynch Research Funds

Financial Portfolio 2
Health Care Portfolio 3
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Equity Investor Funds Concept Series

Premier American Portfolio
Premier Western Portfolio
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Real Estate Income Fund 2
Tele-Global Trust 3
Utility Portfolio

Equity Investor Funds Index Series

S&P 500 Index Trust 2
S&P MidCap Index Trust

Other Defined Asset Funds

Corporate Income Funds
Government Securities Income Funds
Municipal Investment Trusts

(Recycling logo) Printed on Recycled Paper                        70116BR-8/98
[Copyright logo] 1998 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC.